Borrowings - Summary of Short Term Borrowings (Parenthetical) (Detail)	Dec. 31, 2021	Dec. 31, 2020
Secured Loan [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	0.90%	0.90%
Secured Loan [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	1.87%	1.87%
Unsecured Loan [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	0.40%	0.58%
Unsecured Loan [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	3.75%	3.38%